Restricted Cash	3 Months Ended
Mar. 31, 2021
Cash and Cash Equivalents [Abstract]
Restricted Cash

3. Restricted Cash

Restricted cash consists of the following:

·	Cash held in a segregated bank account at Intesa Sanpaolo Bank S.p.A. (“Intesa Sanpaolo Bank”) as collateral against the Company’s operating line of credit with Intesa Sanpaolo Bank.

·	The Company maintains a $1,000,000 deposit at Metropolitan Commercial bank held as security against a $1,000,000 line of credit. The line of credit was repaid during the three months ended March 31, 2021. See Note 9.